SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17 - SUBSEQUENT EVENTS

We have evaluated the period from September 30, 2011 through the date the financial statements herein were issued for subsequent events requiring recognition or disclosure in the financial statements and we have identified the following events:

On October 5, 2011, the Company signed a $20.25 million purchase agreement (the "Purchase Agreement") with Lincoln Park Capital Fund, LLC ("LPC"), an Illinois limited liability company.  Upon signing the Purchase Agreement, LPC agreed to initially purchase 300,000 shares of our common stock for $250,000.  We also entered into a registration rights agreement with LPC whereby we agreed to file a registration statement related to the transaction with the SEC covering the shares that may be issued to LPC under the Purchase Agreement.  After the SEC has declared effective the registration statement related to the transaction, we have the right, in our sole discretion, over a 30-month period to sell up to an additional $20 million of our common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the Purchase Agreement.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the $20 million of additional future funding will be based on the prevailing market prices of the Company's shares immediately preceding the time of sales without any fixed discount, with the Company controlling the timing and amount of any future sales, if any, of shares to LPC.  LPC shall not have the right or the obligation to purchase any shares of our common stock on any business day that the price of our common stock is below the floor price as set forth in the Purchase Agreement.

The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever any direct or indirect short selling or hedging of the Company's shares of common stock.  In consideration for entering into the $20.25 million agreement, we issued to LPC 314,154 shares of our common stock as a commitment fee. The Purchase Agreement may be terminated by us at any time at our discretion without any cost to us.  The proceeds received by the Company under the purchase agreement are expected to be used for working capital and general corporate purposes in carrying out our business plan.

The 96,000 shares of common stock authorized on September 29, 2011 for issuance to Board members and three officers, as described in Note 10 of the "Notes to Condensed Consolidated Financial Statements" for the quarterly period ended September 30, 2011 in this registration statement, were issued on October 19, 2011 and delivered to the Board members on November 1, 2011.

Wharton Capital Partners, Ltd. assisted the Company in arranging for the equity line of credit with Lincoln Park Capital.  As compensation for its services, the Company issued a warrant to Wharton Capital Partners, Ltd, dated October 4, 2011, to acquire 410,000 shares of the Company's common stock at a price of $1.09 per share.  The warrant expires on October 3, 2016 and may be exercised, in whole or in part, at any time prior to expiration either for cash or pursuant to a customary cashless exercise provision contained in the warrant

Refer to Note 16 of the "Notes to Condensed Consolidated Financial Statements" for the quarterly period ended September 30, 2011 in this registration statement for additional information regarding subsequent events.